Discontinued Operations - Loss from discontinued operations on consolidated statements of operations and comprehensive loss (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Other income (expense):
Loss from discontinued operations	$ 8,114	$ 1,708	$ 3,865	$ 6,262
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			17,481	21,561
Costs and expenses:
Cost of revenues			18,331	19,807
General and administrative			804	939
Change in fair value of contingent consideration				(266)
Impairment of goodwill				5,119
Depreciation and amortization			2,022	2,012
Total costs and expenses			21,157	27,611
Loss from operations of discontinued operations			(3,676)	(6,050)
Other income (expense):
Gain on sale/ disposal of property and equipment				1
Interest expense			(189)	(213)
Loss from discontinued operations			$ (3,865)	$ (6,262)